Thrivent Ultra Short Bond ETF Investment Strategy - Thrivent Ultra Short Bond ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investment-grade debt securities that are, at the time of purchase, rated at or above BBB- by S&P, or Baa3 by Moody’s, or unrated but considered to be of comparable quality by Thrivent Asset Management, LLC, the Fund’s investment adviser (“Thrivent Asset Mgt.” or the “Adviser”). The dollar-weighted average effective maturity for the Fund is expected to be two years or less. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments and other factors. The Fund’s 80% policy may be changed by the Fund’s Trustees without a shareholder vote upon at least 60 days’ prior notice of the change. The Fund is an actively managed exchange traded fund (“ETF”). For purposes of the Fund’s 80% policy described above, investment-grade debt securities include, but are not limited to, investment-grade corporate bonds, government bonds (obligations issued or guaranteed by U.S. and non-U.S. governments and their agencies or instrumentalities), mortgage-backed securities of any kind, asset-backed securities, preferred stock, collateralized debt obligations (including collateralized loan obligations), and other types of debt or income-producing securities. Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit. The Adviser uses fundamental and other investment research techniques to determine which debt obligations to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable. The Adviser focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. The Fund may invest in U.S. dollar-denominated debt of foreign companies. While the Fund may use derivatives for any investment purpose, the Fund expects to utilize U.S. Treasury futures contracts in order to manage the Fund’s duration, or interest rate risk. The Fund may invest in other types of derivatives or to be announced (“TBA”) mortgage-backed securities and may enter into derivatives contracts traded on exchanges or in the over the counter market. The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector such as financials. The Fund may make use of the unique features of the ETF structure, such as in-kind transactions and custom baskets, to select securities or modify the Fund’s investment exposure.